Long-term debt	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Long-term debt
7. Long-term debt

	As at December 31
	2019	2018
Bankers’ acceptances and prime rate loans	$399	$337
Senior secured notes – 2007 Notes
5.90%, US$5 million, maturing May 31, 2019	—	6
Senior secured notes – 2008 Notes
6.40%, US$4 million, maturing May 29, 2020 (1)	5	6
Senior secured notes – 2009 Notes
9.32%, US$8 million, maturing May 5, 2019	—	11
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing March 16, 2020 (1)	13	13
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing December 2, 2020 (1)	17	18
4.98%, US$6 million, maturing December 2, 2022 (1)	8	8
5.23%, US$2 million, maturing December 2, 2025 (1)	3	3
Senior secured notes – 2011 Notes
4.79%, US$12 million, maturing November 30, 2021	16	17

Total long-term debt	$461	$419

Current portion	$434	$17
Long-term portion	$27	$402
(1)	Subsequent to December 31, 2019, the Company entered into amending agreements to move the maturit y dates on these senior notes to November 30, 2021.
At December 31, 2019, the term out period of the credit facility was November 30, 2020. As this was within one year of the balance sheet date, this resulted in the outstanding amount of the syndicated credit facility being presented as a current liability. Subsequent to December 31, 2019, the Company re-negotiated its syndicated credit facility which results in an extension of the term-out period to November 30, 2021. A revolving period reconfirmation date will occur on June 22, 2020, whereby the lenders may accelerate the end date of the term period to April 1, 2021, if the borrowing base is not re-confirmed.
In 2019, the Company repaid senior notes in the amount of $17 million as part of normal course maturities (2018 – $32 million).
There were no senior note issuances in either 2019 or 2018.
Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2019	2018
Weighted average remaining life (years)	1.5	2.0
Weighted average interest rate	5.7%	5.8%
The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2019	2018
2007 Notes	$—	$6
2008 Notes	5	6
2009 Notes	—	11
2010 Q1 Notes	13	13
2010 Q4 Notes	26	26
2011 Notes	15	15

Total	$59	$77

The Company has a reserve-based syndicated credit facility which is subject to a semi-annual borrowing base redetermination typically in May and November of each year.
Subsequent to

December 31, 2019, the Company entered into an amending agreement with its banking syndicate whereby the underlying borrowing base of the syndicated credit facility and the amount available to be drawn under the syndicated credit facility is
$550 million and $450
million, respectively. Additionally, the following terms were included in the amending agreement:
•	the revolving period under the agreement has been extended to May 31, 2021 with the end date of the term period extended to November 30, 2021;

•
a revolving period reconfirmation date will occur on June 22, 2020, whereby the lenders may accelerate the end date of the revolving period to June 30, 2020 with the end date of the term period also concurrently accelerated to April 1, 2021; and

•	the next scheduled borrowing base redetermination will occur on November 30, 2020 .
Additionally, subsequent to December 31, 2019, the Company agreed with holders of our senior notes to move the maturity dates of the notes due on March 16, 2020, May 29, 2020, December 2, 2020, December 2, 2022 and December 2, 2025 to November 30, 2021. Under the agreement, the senior notes maturity dates will be accelerated to April 1, 2021, if the borrowing base is not reconfirmed by the syndicated credit facility on June 22, 2020.
In September 2019, the Company announced the initiation of a formal strategic alternative process to maximize shareholder value, this
process remains ongoing. Such strategic alternatives may include, but are not limited to, a corporate sale, merger or other business combination, a disposition of all or a portion of the Company’s assets, a recapitalization, a refinancing of its capital structure, or any combination of the foregoing. The Company continues to work through this process however there can be no guarantees on the outcome. The outcome of the strategic review process as well as various factors such as regulations and the commodity price environment lead to risk and uncertainty around revolving period reconfirmations and the terms on future renewals of the syndicated credit facility.
Drawings on the Company’s bank facility are subject to fluctuations in short-term money market rates as they are generally held as short-term borrowings. As at December
31
,
2019
,
87
 percent (
2018
–
80
percent) of Obsidian Energy’s long-term debt instruments were exposed to changes in short-term interest rates.
At December 31, 2019, letters of credit totaling $8 million were outstanding (2018 – $7 million) that reduce the amount otherwise available to be drawn on the syndicated credit facility.
Financing expense consists of the following:

	Year ended December 31
	2019	2018
Interest on long-term-debt	$33	$21
Unwinding discount on lease liabilities	7	—

Financing	$40	$21

Obsidian Energy records unrealized foreign exchange gains or losses on our
senior notes as amounts are translated into Canadian dollars at the rate of exchange in effect at the balance sheet date. Realized foreign exchange gains or losses are recorded upon repayment of senior notes upon their maturity. The split between realized and unrealized foreign exchange is as follows:

	Year ended December 31
	2019	2018
Realized foreign exchange loss on debt maturities	$(3)	$(8)
Unrealized foreign exchange gain	6	—

Foreign exchange gain (loss)	$3	$(8)

The Company is subject to certain financial covenants under

our
senior notes and syndicated credit facility. These types of financial covenants are typical for senior lending arrangements and include Senior debt and Total debt to Adjusted EBITDA and Senior debt and Total debt to capitalization, as more specifically defined in the applicable lending agreements. At
December
 3
1
, 2019, the Company was in compliance with all of

our
financial covenants under such lending agreements.
In the first quarter of 2019, due to the impact of widening crude oil differentials in the fourth quarter of 2018, the Company entered into amending agreements with holders of our

senior notes to temporarily amend

our
financial covenants for all quarters in 2019. Senior debt to Adjusted EBITDA and Total debt to Adjusted EBITDA was
reset during this period and calculated on a rolling basis starting on January 1, 2019. The maximum for both ratios is
to

be
less than or equal to 4.25:1 in 2019, decreasing to 3:1 from January 1, 2020 onwards for Senior debt to Adjusted EBITDA and 4:1 from January 1, 2020 onwards for Total debt to Adjusted EBITDA (which were the maximum ratios required prior to entering into the amending agreements). As part of the amending agreements, the Company agreed to pay an additional 50 bps in interest rate per annum, if the covenant is less than or equal to 3.00:1, 100 bps if the covenant is greater than 3.00:1 and less than or equal to 4.00:1 and 125 bps if the covenant is greater than 4.00:1 and less than or equal to 4.25:1. On December 31, 2019, Senior debt to Adjusted EBITDA and Total debt to Adjusted EBITDA was 2.57.
Subsequent to December 31, 2019, the Company entered into amending agreements with holders of our senior notes and our bank syndicate to update our financial covenants as follows:

•	for the period from January 1, 2020 onward both the Senior Debt and Total Debt to Adjusted EBITDA covenants have been eliminated; and

•	the maximum for both the Senior Debt and Total Debt to Capitalization will be permanently increased to 75 percent.
In 2015, as part of entering into amending agreements with its lenders and noteholders, the Company agreed to grant floating charge security over all of its property in favour of the lenders and the noteholders on a pari passu basis, which security will be fully released on such date when both (a) no default or event of default is continuing under the Company’s syndicated bank facility or senior notes and (b) the Company has achieved both (i) a Senior Debt to EBITDA ratio of 3:1 or less for four consecutive quarters, and (ii) an investment grade rating on its senior secured debt.